Riverbridge Growth Fund Investor Class: RIVRX Institutional Class: RIVBX

Summary Prospectus	December 31, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.riverbridge.com.  You may also obtain this information at no cost by calling 888-447-4770 or by sending an e-mail request to Riverbridgefunds@umb.com.  The Fund's Statutory Prospectus and Statement of Additional Information, both dated December 31, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objective

The objective of the Riverbridge Growth Fund (the “Growth Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$20	$20
Retirement account fees (annual maintenance and redemption requests)	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%
Distribution (Rule 12b-1) fees	0.25%	None
Other expenses (includes shareholder service fee of up to 0.10%)1	0.55%	0.55%
Total annual fund operating expenses1	1.55%	1.30%
Fee waiver and/or expense reimbursements2	(0.30)%	(0.30)%
Total annual fund operating expenses after fee waiver and/or expense reimbursements2	1.25%	1.00%

1	These expenses are estimated for the current fiscal year.
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The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Growth Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, leverage interest, taxes, dividend and interest expenses on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively.  This agreement is effective until March 31, 2014, and may be terminated only by the Trust’s Board of Trustees.  The advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, for fees it waived and Growth Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class’s total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example

This example is intended to help you compare the costs of investing in the Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same.  The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund’s advisor.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Investor Class shares	$127	$460
Institutional Class shares	$102	$382

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance.  The Growth Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal circumstances, the Growth Fund will invest in equity securities of companies of any size, including small and mid- capitalization companies.  The Growth Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities.  While the Growth Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers.  The Growth Fund’s investments in foreign securities will be primarily comprised of U.S. dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”).  ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  The Growth Fund will invest in a portfolio of securities typically spread across many economic sectors.

The Growth Fund’s advisor believes that earnings power determines the value of a franchise.  The advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time.  The advisor uses a bottom-up approach that seeks to identify high quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

Principal Risks

The Growth Fund’s principal risks are described below.  Before you decide whether to invest in the Growth Fund, carefully consider these risk factors and special considerations associated with investing in the Growth Fund, which may cause investors to lose money.

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Market risk.  The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

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Equity risk. The value of the securities held by the Growth Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Growth Fund participate, or factors relating to specific companies in which the Growth Fund invests.

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Small- and mid-cap company risk.  The securities of small- or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

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Growth-oriented investment strategies risk.  Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall. In addition, growth securities at times may not perform as well as value securities or the stock market in general.

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Foreign investment risk.  To the extent the Growth Fund has investment exposure to foreign markets, the Growth Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets.  In addition, changes in exchange rates and interest rates may adversely affect the value of the Growth Fund’s foreign investments.  Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.  The Growth Fund’s investments in depository receipts are also subject to these risks.

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Management and strategy risk.  Investment strategies employed by the Growth Fund’s advisor in selecting investments for the Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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No operating history. The Growth Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

Because the Growth Fund is new, it does not have a full calendar year performance record to compare against the Russell 3000® Growth Index, which the Growth Fund’s advisor considers to be the benchmark for the Growth Fund’s relative performance.  Performance information will be available after the Growth Fund has been in operation for one calendar year.

Investment Advisor

Riverbridge Partners, LLC has been the Growth Fund’s investment advisor since inception.

Portfolio Managers

Mark A. Thompson, Rick D. Moulton, CFA, and Dana L. Feick, CFA serve as the Growth Fund’s portfolio managers.

Purchase and Sale of Fund Shares

The following shows the Growth Fund’s minimum investment requirements for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Investor Class Shares
Direct Regular Accounts	$2,500	$100
Direct Retirement Accounts	$2,500	$100
Gift Account For Minors	$2,500	$100
Institutional Class Shares
All Accounts	$1 million	None

Shares of the Growth Fund are redeemable on any day the New York Stock Exchange is open for business through your broker-dealer or other financial intermediary, by mail, or by telephone.  If you are purchasing or redeeming Growth Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information

The Growth Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shareholders investing through such tax-deferred accounts may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund and its related companies may pay the intermediary for the sale of Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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